Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 02, 2016
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
QUARTERLY FINANCIAL DATA (UNAUDITED)

	First	Second	Third	Fourth
(in millions, except per share amounts)	Quarter	Quarter	Quarter	Quarter

Fiscal Year 2015:
Net sales	$1,345	$1,410	$1,339	$1,447
Gross profit	950	986	914	946
Net earnings attributable to St. Jude Medical, Inc.	262	290	215	113
Basic net earnings per share attributable to St. Jude Medical, Inc.	$0.93	$1.03	$0.76	$0.40
Diluted net earnings per share attributable to St. Jude Medical, Inc.	$0.91	$1.02	$0.75	$0.39

Fiscal Year 2014:
Net sales	$1,363	$1,448	$1,372	$1,439
Gross profit	980	1,015	960	1,014
Net earnings attributable to St. Jude Medical, Inc.	249	270	238	245
Basic net earnings per share attributable to St. Jude Medical, Inc.	$0.88	$0.95	$0.83	$0.86
Diluted net earnings per share attributable to St. Jude Medical, Inc.	$0.86	$0.93	$0.82	$0.84

During the first, second, third and fourth quarters of 2015, the Company recognized after-tax (benefits) charges of ($17 million), ($20 million), $43 million and $166 million, respectively, in its Net earnings attributable to St. Jude Medical, Inc. These charges (benefits) primarily related to acquisition-related charges (benefits), restructuring charges, intangible asset impairment charges and product field action costs and litigation costs, partially offset by discrete tax (benefits) charges and insurance recoveries. See Notes 2, 8, 9 and 11 for further information.

During the first, second, third and fourth quarters of 2014, the Company recognized after-tax charges of $25 million, $21 million, $39 million and $65 million, respectively, in its Net earnings attributable to St. Jude Medical, Inc. These charges primarily related to restructuring charges, acquisition-related charges, intangible asset impairment charges, product field action costs and litigation costs and legal settlement expenses, partially offset by income tax benefits for discrete income tax adjustments and a favorable legal settlement. See Notes 2, 8, 9 and 11 for further information.